Summary of Significant Accounting Policies - Basic and diluted net earnings (loss) per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net (Loss) Income	$ (3,377)	$ (7,750)	$ 2,075	$ (30,774)
Denominator:
Weighted-average Class A Common Stock outstanding, basic	50,933,020	48,426,206	50,788,811	47,804,228	48,138,393	47,500,000
Weighted-average Class A Common Stock outstanding, diluted	50,933,020	48,426,206	50,788,811	47,804,228	48,138,393	47,500,000
(Loss) Income per share for Class A common stock - Basic	$ (0.07)	$ (0.16)	$ 0.04	$ (0.64)	$ (0.74)	$ 0.60
(Loss) Income per share for Class A common stock - Diluted	$ (0.07)	$ (0.16)	$ 0.04	$ (0.64)	$ (0.74)	$ 0.60
Class A Common Stock.
Denominator:
Weighted-average Class A Common Stock outstanding, basic	50,933,020	48,426,206	50,788,811	47,804,228
Weighted-average Class A Common Stock outstanding, diluted	50,933,020	48,426,206	50,788,811	47,804,228